PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2019 and 2020 consisted of the following:

	December 31,
	2019	2020
	RMB	RMB
Advance to suppliers	78,609,793	108,082,414
Deposits	6,378,261	10,405,023
Staff advances	13,776,145	6,295,894
Deductible input VAT	12,056,458	11,692,900
Receivables from third party payment platforms	2,418,033	2,295,382
Others	536,959	485,626
Prepayments and Other Current Assets	113,775,649	139,257,239